Pension And Other Postretirement Employee Benefit Plans (Change In Project Benefit Obligations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 2,857	$ 3,038	$ 3,038	$ 2,215
Service cost	6	6	18	18	26	23	20
Interest cost	33	31	99	92	122	106	110
Settlement					(3)	(268)
Curtailment						(5)
Assumption of liabilities						860
Actuarial (gain) loss					(183)	198
Benefits paid					(143)	(91)
Projected benefit obligation at end of year					2,857	3,038	2,215
Accumulated benefit obligation at end of year					2,752	2,908
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			924	913	913	809
Service cost	2	1	5	4	6	5	7
Interest cost	11	9	33	28	36	39	54
Participant contributions					14	15
Medicare Part D reimbursement					2	3
Assumption of liabilities						6
Actuarial (gain) loss					10	94
Benefits paid					(57)	(58)
Projected benefit obligation at end of year					$ 924	$ 913	$ 809